                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2000
                                               ------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Affiliated Managers Group, Inc.
                 --------------------------------
   Address:      Two International Place
                 --------------------------------
                 Boston, Massachusetts 02110
                 --------------------------------

                 -------------------------------

Form 13F File Number:       28-04975
                      ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John Kingston, III
         --------------------------------------------
Title:   Vice President and Associate General Counsel
         --------------------------------------------
Phone:   617-747-3300
         --------------------------------------------

Signature, Place, and Date of Signing:

/s/ John Kingston, III             Boston, Massachusetts   April 11, 2000
-------------------------------    ---------------------   -----------------
[Signature]                        [City, State]           [Date]

Report Type (Check only one.):

    / / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    /X/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

Form 13F File     Name
Number

----------------------------------------------------------------
28-6222           The Burridge Group LLC
----------------------------------------------------------------
28-03192          Davis Hamilton Jackson & Associates, L.P.
----------------------------------------------------------------
28-20878          Essex Investment Management Company, LLC
----------------------------------------------------------------
28-05582          First Quadrant, L.P.
----------------------------------------------------------------
28-01185          Frontier Capital Management Company, LLC
----------------------------------------------------------------
28-04421          GeoCapital, LLC
----------------------------------------------------------------
28-1240           Gofen & Glossberg, LLC
----------------------------------------------------------------
28-4534           J.M. Hartwell Limited Partnership
----------------------------------------------------------------
28-3326           The Managers Funds LLC
----------------------------------------------------------------
28-04884          Renaissance Investment Management
----------------------------------------------------------------
28-03869          Rorer Asset Management, LLC
----------------------------------------------------------------
28-04021          Skyline Asset Management, LP
----------------------------------------------------------------
28-5136           Systematic Financial Management, LP
----------------------------------------------------------------
28-01222          Tweedy, Browne Company LLC
----------------------------------------------------------------